SHARE-BASED EXPENSE - Share-based Payment Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Opening balance	$ 8,492	$ 2,419
Charge for the year	30,727	9,026
Share-based payments settled in the year	374	0
Closing balance	30,914	8,492
Share-based payment reserve
Disclosure of classes of share capital [line items]
Charge for the year	30,727	9,026
Share-based payments settled in the year	$ (8,305)	$ (2,953)